Investment Objectives and Goals	12 Months Ended
Jul. 31, 2026
Conservative Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the Fund are long-term capital appreciation, capital preservation and current income.
CORE PLUS INCOME FUND SUMMARY
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objectives of the Fund are current income and capital preservation. A secondary investment objective is long-term capital appreciation.
Large Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
MULTI CAP EQUITY FUND SUMMARY
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
Partners III Opportunity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.
SHORT DURATION INCOME FUND SUMMARY
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is current income consistent with the preservation of capital.
Ultra Short Government Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.